SHARE OPTION AND WARRANTS RESERVE (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Share Options And Warrants Reserve [Abstract]
Summary of Changes in Share Option and Warrants Reserve
Changes in the share option and warrants reserve are as follows:

	OPTIONS AND WARRANTS	USD thousand
As of January 1, 2023	5,562,984	4,411
Share options expense	—	1,487
Share options granted	154,666	124
Share options and warrants exercised (Note 12)	(5,828)	(13)
Share options forfeited	(6,042)	—
As of June 30, 2023	5,705,780	6,009

As of January 1, 2022	7,021,514	2,442
Share options expense	—	1,609
Share options granted	655,544	—
Share warrants exercised	(2,109,744)	(139)
Share warrants repurchased	(200,000)	(992)
Share options forfeited	(19,330)	—
Other	—	(20)
As of June 30, 2022	5,347,984	2,900